Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	$ 1,888	$ 1,120
Other comprehensive income (loss) before reclassification	(34)	(6)
Amounts reclassified from accumulated other comprehensive income (loss)	11	9
Ending Balance	93	1,888
Pension and Other Post-Employment Benefits
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	(118)	(115)
Other comprehensive income (loss) before reclassification	(15)	(12)
Amounts reclassified from accumulated other comprehensive income (loss)	11	9
Ending Balance	(122)	(118)
Foreign Currency Items
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	(52)	(58)
Other comprehensive income (loss) before reclassification	(19)	6
Amounts reclassified from accumulated other comprehensive income (loss)	0	0
Ending Balance	(71)	(52)
Unrealized Losses from Currency Translation Adjustments on Terminated Net Investment Hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	(19)	(19)
Other comprehensive income (loss) before reclassification	0	0
Amounts reclassified from accumulated other comprehensive income (loss)	0	0
Ending Balance	(19)	(19)
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	(189)	(192)
Ending Balance	$ (212)	$ (189)